UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21917

                     Oppenheimer SMA International Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
U.S. GOVERNMENT OBLIGATIONS--5.8%
U.S. Treasury Inflationary Index Nts., 0.64%, 4/15/13(1,2) (Cost $2,714,691)                  $     2,900,000       $     2,841,894
                                                                                                                    ---------------
FOREIGN GOVERNMENT OBLIGATIONS--64.5%
ARGENTINA--0.1%
Argentina (Republic of) Bonds:
Series GDP, 1.626%, 12/15/35(3)                                                                       100,000                 3,000
Series V, 7%, 3/28/11                                                                                  95,000                36,811
Series VII, 7%, 9/12/13                                                                                20,000                 6,428
                                                                                                                    ---------------
                                                                                                                             46,239
                                                                                                                    ---------------
AUSTRALIA--0.2%
New South Wales Treasury Corp. Sr. Bonds, Series 12RG, 6%, 5/1/12                                      60,000 AUD            44,433
New South Wales Treasury Corp. Sr. Unsec. Bonds, Series 14RG, 5.50%, 8/1/14                            85,000 AUD            62,314
                                                                                                                    ---------------
                                                                                                                            106,747
                                                                                                                    ---------------
BELGIUM--0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                                                    155,000 EUR           246,172
                                                                                                                    ---------------
BRAZIL--2.3%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18(4)                          80,000                76,400
                                                                                                                    ---------------
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                           175,000               181,563
8%, 1/15/18                                                                                           140,000               157,500
8.875%, 10/14/19                                                                                      130,000               159,250
                                                                                                                    ---------------
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/1/12                                                                                           650,000 BRR           276,222
10%, 1/1/17                                                                                           650,000 BRR           249,126
                                                                                                                    ---------------
                                                                                                                          1,100,061
                                                                                                                    ---------------
CANADA--1.0%
Canada (Government of) Bonds:
3.50%, 6/1/13                                                                                         160,000 CAD           141,530
5%, 6/1/37                                                                                            170,000 CAD           178,677
                                                                                                                    ---------------
Canada (Government of) Nts.:
3.75%, 6/1/10                                                                                         120,000 CAD           102,460
4.25%, 6/1/18                                                                                          75,000 CAD            69,579
                                                                                                                    ---------------
                                                                                                                            492,246
                                                                                                                    ---------------
COLOMBIA--2.3%
Colombia (Republic of) Bonds:
10.75%, 1/15/13                                                                                        25,000                29,250
12%, 10/22/15                                                                                   1,980,000,000 COP           969,377
                                                                                                                    ---------------
Colombia (Republic of) Nts., 8.25%, 12/22/14                                                           69,000                74,693
                                                                                                                    ---------------
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14(4)                                            40,000                37,300
                                                                                                                    ---------------
                                                                                                                          1,110,620
DENMARK--0.4%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                                                            1,030,000 DKK           210,775


                   1 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
EGYPT--0.2%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 11.021%, 1/6/09(5)                                                                        225,000 EGP   $        40,858
Series 364, 8.371%, 1/6/09(5)                                                                         200,000 EGP            36,289
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12(4)                                   275,000 EGP            41,377
                                                                                                                    ---------------
                                                                                                                            118,524
                                                                                                                    ---------------
FRANCE--5.8%
France (Government of) Obligations Assimilables du Tresor
Bonds, 4%, 10/25/38                                                                                   795,000 EUR         1,161,720
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                                                        805,000 EUR         1,170,655
4.50%, 7/12/12                                                                                        320,000 EUR           476,163
                                                                                                                    ---------------
                                                                                                                          2,808,538
                                                                                                                    ---------------
GERMANY--10.3%
Germany (Federal Republic of) Bonds:
5.50%, 1/4/31                                                                                         370,000 EUR           643,752
Series 03, 3.75%, 7/4/13                                                                            1,795,000 EUR         2,656,122
Series 05, 4%, 1/4/37                                                                               1,165,000 EUR         1,747,687
                                                                                                                    ---------------
                                                                                                                          5,047,561
                                                                                                                    ---------------
GREECE--1.0%
Greece (Republic of) Bonds, 4.60%, 5/20/13                                                            355,000 EUR           491,359
                                                                                                                    ---------------
HUNGARY--0.3%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12                                                                          23,000,000 HUF           109,360
Series 14/C, 5.50%, 2/12/14                                                                         8,700,000 HUF            39,526
                                                                                                                    ---------------
                                                                                                                            148,886
                                                                                                                    ---------------
INDONESIA--0.6%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14(4)                                                                                      35,000                31,325
6.875%, 1/17/18(4)                                                                                     80,000                69,001
7.25%, 4/20/15(4)                                                                                      80,000                71,600
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38(4)                                             50,000                41,750
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(4)                                                85,000                72,675
                                                                                                                    ---------------
                                                                                                                            286,351
                                                                                                                    ---------------
ISRAEL--0.4%
Israel (State of) Bonds, 5.50%, 2/28/17                                                               650,000 ILS           188,638
                                                                                                                    ---------------
ITALY--1.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.70%, 7/1/09(3)                         475,000 EUR           663,632
                                                                                                                    ---------------
JAPAN--21.9%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                                                                 267,000,000 JPY         2,966,394
5 yr., Series 72, 1.50%, 6/20/13                                                                  306,000,000 JPY         3,499,167
10 yr., Series 279, 2%, 3/20/16                                                                    50,000,000 JPY           599,605
10 yr., Series 282, 1.70%, 9/20/16                                                                139,000,000 JPY         1,621,013


                   2 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
20 yr., Series 61, 1%, 3/20/23                                                                     83,000,000 JPY   $       851,403
20 yr., Series 73, 2%, 12/20/24                                                                    63,000,000 JPY           731,134
20 yr., Series 75, 2.10%, 3/20/25                                                                  35,000,000 JPY           411,406
                                                                                                                    ---------------
                                                                                                                         10,680,122
                                                                                                                    ---------------
MEXICO--2.2%
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                                                                             300,000               316,500
Series MI10, 8%, 12/19/13                                                                           2,670,000 MXN           196,458
Series M20, 10%, 12/5/24(3)                                                                         1,200,000 MXN           100,944
United Mexican States Treasury Bills, Series BI, 8.15%, 4/2/09(5)                                   6,600,000 MXN           471,608
                                                                                                                    ---------------
                                                                                                                          1,085,510
                                                                                                                    ---------------
NIGERIA--0.8%
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.185%, 1/8/09(5)                                                                      15,700,000 NGN           112,384
Series 364, 9.167%, 2/5/09(5)                                                                      12,700,000 NGN            90,864
Series 364, 9.30%, 4/9/09(5)                                                                        3,600,000 NGN            25,512
                                                                                                                    ---------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3 yr., 9.23%, 5/25/12                                                                        5,900,000 NGN            39,974
Series 3Y1S, 15%, 1/27/09                                                                           2,400,000 NGN            17,266
Series 5 yr., 9.50%, 2/23/12                                                                        5,900,000 NGN            40,122
Series 10 yr., 9.35%, 8/31/17                                                                      12,600,000 NGN            77,656
                                                                                                                    ---------------
                                                                                                                            403,778
                                                                                                                    ---------------
NORWAY--0.1%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                                                             415,000 NOK            67,653
                                                                                                                    ---------------
PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                         50,000                45,250
7.25%, 3/15/15                                                                                        185,000               189,625
8.875%, 9/30/27                                                                                        20,000                20,500
9.375%, 4/1/29                                                                                         20,000                22,100
                                                                                                                    ---------------
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                                                     30,000                28,425
                                                                                                                    ---------------
                                                                                                                            305,900
                                                                                                                    ---------------
PERU--2.3%
Peru (Republic of) Bonds:
9.91%, 5/5/15                                                                                          70,000 PEN            25,100
Series 7, 8.60%, 8/12/17                                                                              780,000 PEN           265,635
Series 8-1, 12.25%, 8/10/11                                                                         1,790,000 PEN           641,048
                                                                                                                    ---------------
Peru (Republic of) Certificates of Deposit:
4.066%, 4/13/09(5)                                                                                     12,000 PEN             3,736
5.72%, 1/5/09(5)                                                                                      603,000 PEN           192,092
                                                                                                                    ---------------
                                                                                                                          1,127,611
                                                                                                                    ---------------
PHILIPPINES--0.9%
Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13                                               405,000               431,325
                                                                                                                    ---------------
POLAND--0.5%
Poland (Republic of) Bonds, Series 0413, 5.25%, 4/25/13                                               650,000 PLZ           218,805
                                                                                                                    ---------------
SWEDEN--0.4%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15                                              1,285,000 SEK           187,254


                   3 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                                                        75,000 EUR   $       111,457
                                                                                                                    ---------------
TURKEY--4.0%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                                                         125,000               119,375
7%, 3/11/19                                                                                            20,000                19,447
14%, 1/19/11(3)                                                                                       320,000 TRY           197,390
15.861%, 10/7/09(5)                                                                                   390,000 TRY           224,901
15.935%, 6/23/10(5)                                                                                   110,000 TRY            56,885
16%, 3/7/12(3)                                                                                      1,480,000 TRY           943,914
18.199%, 1/13/10(5)                                                                                   210,000 TRY           116,322
Series CPI, 10%, 2/15/12(3)                                                                           105,000 TRY            74,482
Series CPI, 12%, 8/14/13(3)                                                                            20,000 TRY            11,989
                                                                                                                    ---------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                                                             175,000               175,000
                                                                                                                    ---------------
                                                                                                                          1,939,705
                                                                                                                    ---------------
UKRAINE--0.2%
Ukraine (Republic of) Unsec. Unsub. Nts., 6.875%, 3/4/11                                              180,000               103,188
                                                                                                                    ---------------
UNITED KINGDOM--3.0%
United Kingdom Gilt Bonds:
4.75%, 6/7/10                                                                                         185,000 GBP           284,018
5%, 3/7/12                                                                                            165,000 GBP           260,988
                                                                                                                    ---------------
United Kingdom Treasury Bonds:
4.75%, 12/7/38                                                                                        355,000 GBP           615,827
5%, 3/7/18                                                                                            180,000 GBP           303,989
                                                                                                                    ---------------
                                                                                                                          1,464,822
                                                                                                                    ---------------
URUGUAY--0.3%
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22                                             135,000               125,550
                                                                                                                    ---------------
VENEZUELA--0.3%
Venezuela (Republic of) Bonds, 9%, 5/7/23                                                             165,000                70,950
Venezuela (Republic of) Nts., 10.75%, 9/19/13                                                          20,000                13,200
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                                                  175,000                71,531
                                                                                                                    ---------------
                                                                                                                            155,681
                                                                                                                    ---------------
Total Foreign Government Obligations (Cost $30,925,383)                                                                  31,474,710
                                                                                                                    ---------------
LOAN PARTICIPATIONS--1.2%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine, 8.625% Nts.,
   7/15/11(4)                                                                                          90,000                36,000
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40%
   Sec. Nts., 2/9/16(6)                                                                                60,000                10,800
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(4)                                                                      120,000                70,800
7.51% Sr. Sec. Nts., 7/31/13(4)                                                                        90,000                68,400
8.625% Sr. Sec. Nts., 4/28/34(4)                                                                       75,000                56,250
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18(4)                                 30,000                19,500
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13(4)                                        80,000                42,800


                   4 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec.
Bonds, 3/5/14(6,7)                                                                            $        20,000       $        12,966
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(4)                                                    130,000                70,850
VTB Capital SA:
6.315% Sub. Unsec. Nts., 2/4/15                                                                       225,000               142,358
6.875% Sr. Sec. Nts., 5/29/18(4)                                                                      110,000                72,600
                                                                                                                    ---------------
Total Loan Participations (Cost $1,007,929)                                                                                 603,324
                                                                                                                    ---------------
CORPORATE BONDS AND NOTES--7.9%
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15(4)                                           25,000                 9,875
Alrosa Finance SA, 8.875% Nts., 11/17/14(4)                                                           245,000               148,225
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26(4)                                            67,433                28,996
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                                                       165,000 EUR           219,051
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14                                         130,000 EUR           182,752
Banco BMG SA, 9.15% Nts., 1/15/16(4)                                                                   60,000                36,300
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(4)                                                20,000                 6,300
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                                                         491,000 EUR           646,485
4.50% Sr. Sec. Nts., 7/13/21                                                                          306,000 EUR           382,215
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(4)                                                 80,000                57,200
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.(4,8)                                               30,000                14,300
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10(6)                                                         100,000                 6,550
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                                                             30,000 EUR            36,067
Eirles Two Ltd., 5.13% Sec. Nts., Series 335, 4/30/12(3,6)                                            100,000                34,880
Gaz Capital SA, 8.146% Sr. Sec. Nts., 4/11/18(4)                                                       90,000                59,400
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17(4)                                            60,000                50,409
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(4)                                                                    15,000                 8,175
9.25% Sr. Nts., 10/16/13(4)                                                                           170,000               124,950
ICICI Bank Ltd., 6.375% Bonds, 4/30/22(3,4)                                                            70,000                36,856
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(4)                                                   76,856                55,721
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(4)                                                    110,000               102,769
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18(4)                                                     90,000                58,950
Majapahit Holding BV, 7.75% Nts., 10/17/16(4)                                                          30,000                17,250
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(4)                                                 40,000                22,200
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38(4)                                           100,000                83,750
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18                                   120,000               108,480
TGI International Ltd., 9.50% Nts., 10/3/17(4)                                                         60,000                54,900
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(4)                                              205,000               107,625
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                                                   388,000 EUR           499,054
4% Sec. Mtg. Nts., Series 2, 9/27/16                                                                  525,000 EUR           633,621
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $4,769,009)                                                                         3,833,306


                   5 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
STRUCTURED SECURITIES--2.2%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09(6)                $        60,000       $        52,476
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09(6)                          60,000                52,260
Citibank NA, New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11(6)                                                410,000 DOP             9,412
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09(5)                                          1,120,000 DOP            29,228
Citigroup Funding, Inc., Custom Basket of African Currencies
Credit Linked Nts., 0%, 4/29/09(5)                                                                    110,000                97,114
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18                                       55,000,000 COP            25,307
Colombia (Republic of) Credit Linked Nts., 12.710%, 2/26/15(2,6)                                   42,000,000 COP            36,447
Colombia (Republic of) Credit Linked Nts., Series 01, 12.710%, 2/26/15(2,6)                        15,000,000 COP            13,017
Colombia (Republic of) Credit Linked Nts., Series 02, 12.710% 12/26/15(2,6)                        15,000,000 COP            13,017
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09(5)                                   1,800,000 DOP            49,201
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09(5)                                    410,000 EGP            73,726
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09(5)                                    270,000 EGP            48,113
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09(5)                                   350,000 EGP            61,950
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09(5)                                   370,000 EGP            66,231
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09(5)                                   140,000 EGP            24,614
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09(5)                            350,000 EGP            61,950
Zambia (Republic of) Credit Linked Nts., 10.717%, 3/4/09(5)                                        80,000,000 ZMK            15,890
Zambia (Republic of) Credit Linked Nts., 10.793%, 2/25/09(5)                                       80,000,000 ZMK            15,833
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09(5)                                       40,000,000 ZMK             7,474
Deutsche Bank AG:
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21                            600,000,000 IDR            57,964
Opic Reforma I Credit Linked Nts., Cl. 1A, 10.75%, 9/24/14(3,6)                                       140,000 MXN            10,200
Opic Reforma I Credit Linked Nts., Cl. 1B, 10.75%, 9/24/14(3,6)                                        28,000 MXN             2,040
Opic Reforma I Credit Linked Nts., Cl. 1C, 10.75%, 9/24/14(3,6)                                        46,667 MXN             3,400
Opic Reforma I Credit Linked Nts., Cl. 2A, 12.25%, 5/22/15(3,6)                                        13,359 MXN               973
Opic Reforma I Credit Linked Nts., Cl. 2B, 12.25%, 5/22/15(3,6)                                        23,372 MXN             1,703
Opic Reforma I Credit Linked Nts., Cl. 2C, 12.25%, 5/22/15(3,6)                                       352,393 MXN            25,675
Opic Reforma I Credit Linked Nts., Cl. 2D, 12.25%, 5/22/15(3,6)                                        25,682 MXN             1,871
Opic Reforma I Credit Linked Nts., Cl. 2E, 12.25%, 5/22/15(3,6)                                        18,658 MXN             1,359
Opic Reforma I Credit Linked Nts., Cl. 2F, 12.25%, 5/22/15(3,6)                                        11,916 MXN               868
Opic Reforma I Credit Linked Nts., Cl. 2G, 12.25%, 5/22/15(3,6)                                         2,194 MXN               160


                   6 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT                VALUE
                                                                                              ---------------       ---------------
Hallertau SPC Credit Linked Nts., Series 2008-2A, 8.636%, 9/17/13 (3,6)                       $       100,000       $       101,270
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked
   Nts., Series 2008-01, 9.888%, 8/2/10(5,6,9)                                                        274,389 BRR            24,042
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked
   Nts., 12.80%, 6/17/21(6)                                                                       490,000,000 IDR            46,880
Lehman Brothers Treasury Co. BV, Brazil (Federal Republic of) Credit Linked
   Nts., 6.357%, 4/20/11 (4,5,9)                                                                      251,363 BRR            23,880
Morgan Stanley Capital Services, Inc.:
Ukraine (Republic of) Credit Linked Nts., 6.176%, 10/15/17(3,6)                                       100,000                25,000
Vimpel Com Total Return Linked Nts., 9.05%, 7/26/13(3)                                                300,000 RUR             8,978
                                                                                                                    ---------------
Total Structured Securities (Cost $1,481,789)                                                                             1,089,523
                                                                                                                    ---------------

                                                                                   EXERCISE      NOTIONAL
                                                                                     DATE         AMOUNT
                                                                                   --------   ---------------
SWAPTIONS PURCHASED--0.0%
J Aron & Co., Swap Counterparty, Interest Rate Swap call option; Swap
Terms-Receive fixed rate of 9.32% and pay floating rate based on 28 day MXN TIIE
BANXICO; terminating 5/31/20 (10,11) (Cost $6,335)                                  6/11/09         2,235,000 MXN            12,014

                                                                                                   SHARES
                                                                                              ---------------
INVESTMENT COMPANY--6.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.96% (12,13)
   (Cost $3,057,064)                                                                                3,057,064             3,057,064

                                                                                                 PRINCIPAL
                                                                                                   AMOUNT
                                                                                              ---------------
SHORT-TERM NOTES--10.8%
Federal National Mortgage Assn., 2.67%, 2/23/09(14,15,16) (Cost $5,279,167)                   $     5,300,000             5,279,167

TOTAL INVESTMENTS, AT VALUE (COST $49,241,367)                                                           98.7%           48,191,002
OTHER ASSETS NET OF LIABILITIES                                                                            1.3              652,788
                                                                                              ---------------       ---------------
NET ASSETS                                                                                              100.0%      $    48,843,790
                                                                                              ===============       ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD  Australian Dollar
BRR  Brazilian Real
CAD  Canadian Dollar
COP  Colombian Peso
DKK  Danish Krone
DOP  Dominican Republic Peso
EGP  Egyptian Pounds
EUR  Euro
GBP  British Pound Sterling
HUF  Hungarian Forint
IDR  Indonesia Rupiah
ILS  Israeli Shekel
JPY  Japanese Yen
MXN  Mexican Nuevo Peso


                   7 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

NGN  Nigeria Naira
NOK  Norwegian Krone
PEN  Peruvian New Sol
PLZ  Polish Zloty
RUR  Russian Ruble
SEK  Swedish Krona
TRY  New Turkish Lira
ZMK  Zambian Kwacha

(1.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $614,970. See accompanying Notes.

(2.) Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,986,659 or 4.07% of the Fund's net assets as of December 31, 2008.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2008 was $487,266, which represents 1.00% of the Fund's net assets, of which $48,249 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                               ACQUISITION                        UNREALIZED
SECURITY                                                                           DATE        COST     VALUE    DEPRECIATION
--------                                                                       -----------   -------   -------   ------------
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1A, 10.75%, 9/24/14    12/27/07     $12,866   $10,200      $ 2,666
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1B, 10.75%, 9/24/14     6/12/08       2,699     2,040          659
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1C, 10.75%, 9/24/14     8/12/08       4,592     3,400        1,192
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2A, 12.25%, 5/22/15     5/21/08       1,288       973          315
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2B, 12.25%, 5/22/15     6/12/08       2,253     1,703          550
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2C, 12.25%, 5/22/15     6/18/08      34,188    25,675        8,513
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2D, 12.25%, 5/22/15      7/8/08       2,490     1,871          619
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2E, 12.25%, 5/22/15     7/15/08       1,812     1,359          453
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2F, 12.25%, 5/22/15      8/8/08       1,173       868          305
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2G, 12.25%, 5/22/15     8/22/08         216       160           56
                                                                                             -------   -------      -------
                                                                                             $63,577   $48,249      $15,328
                                                                                             =======   =======      =======

(7.) When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

(8.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(9.)  Issue is in default. See accompanying Notes.

(10.) Swap contract terms if the option was exercised on exercise date.

(11.) Non-income producing security.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS        GROSS           SHARES
                                                     SEPTEMBER 30, 2008    ADDITIONS   REDUCTIONS   DECEMBER 31, 2008
                                                     ------------------   ----------   ----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E              296,523   12,705,160    9,944,619           3,057,064

                                                                             VALUE                             INCOME
                                                                          ----------                          -------
Oppenheimer Institutional Money Market Fund, Cl. E                        $3,057,064                          $26,108

(13.) Rate shown is the 7-day yield as of December 31, 2008.

(14.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(15.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

(16.) A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.


                   8 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
---------------------                          -------------   ---------------
Level 1--Quoted Prices                          $ 3,057,064        $10,191
Level 2--Other Significant Observable Inputs     45,133,938         21,200
Level 3--Significant Unobservable Inputs                 --             --
                                                -----------        -------
      Total                                     $48,191,002        $31,391
                                                ===========        =======

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

Foreign Currency Exchange Contracts as of December 31, 2008 are as follows:

                                        CONTRACT
                                BUY/     AMOUNT           EXPIRATION                    UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            SELL     (000S)             DATES            VALUE     APPRECIATION   DEPRECIATION
--------------------            ----   ---------       ----------------   ----------   ------------   ------------
Argentine Peso (ARP)            Buy          800 ARP             2/3/09   $  219,909     $ 23,830       $     --
Australian Dollar (AUD)         Sell       1,255 AUD     1/9/09-1/27/09      890,854           --         52,020
Australian Dollar (AUD)         Buy          459 AUD     1/16/09-2/3/09      325,069       18,437             --
Brazilian Real (BRR)            Buy        3,156 BRR    2/3/09-12/31/09    1,349,374       54,632          3,107
British Pound Sterling (GBP)    Sell         710 GBP     1/9/09-1/27/09    1,035,049      234,506             --
British Pound Sterling (GBP)    Buy          220 GBP     1/16/09-2/3/09      320,584           --         14,024
Canadian Dollar (CAD)           Sell       1,785 CAD      1/9/09-2/9/09    1,466,698       79,720         24,254
Canadian Dollar (CAD)           Buy           55 CAD            1/16/09       45,191        1,918             --
Chinese Renminbi (Yuan) (CNY)   Buy        2,680 CNY   5/13/09-12/17/09      384,327        1,112         13,629
Colombian Peso (COP)            Sell   1,671,000 COP     1/21/09-4/2/09      735,566        1,350         26,123
Czech Koruna (CZK)              Sell       4,948 CZK    2/9/09-12/31/09      256,936          403         11,389
Euro (EUR)                      Sell       2,040 EUR      1/9/09-3/3/09    2,846,646       12,983        192,927
Euro (EUR)                      Buy        1,940 EUR     1/9/09-1/16/09    2,708,027       66,315        111,542
Hong Kong Dollar (HKD)          Sell       1,800 HKD             2/4/09      232,312            5              -
Hungarian Forint (HUF)          Sell      20,086 HUF    2/2/09-12/31/09      105,726           93          7,325
Hungarian Forint (HUF)          Buy       79,000 HUF             2/2/09      415,905          323          8,238
Indian Rupee (INR)              Sell      11,800 INR      2/3/09-3/9/09      239,597           --         10,033
Indian Rupee (INR)              Buy       12,000 INR            1/30/09      244,898       10,934              -
Indonesia Rupiah (IDR)          Buy      930,000 IDR    2/17/09-2/19/09       81,874           64            421
Israeli Shekel (ILS)            Sell         650 ILS     1/30/09-2/9/09      171,648           64          6,360
Japanese Yen (JPY)              Sell     140,000 JPY     1/16/09-2/3/09    1,543,986        1,425        113,326


                   9 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Japanese Yen (JPY)              Buy      306,000 JPY      1/9/09-3/3/09    3,374,176       171,397             --
Malaysian Ringgit (MYR)         Sell         540 MYR     1/9/09-2/18/09      155,438            --          1,675
Malaysian Ringgit (MYR)         Buy          610 MYR     1/9/09-2/17/09      175,533           587             --
Mexican Nuevo Peso (MXN)        Sell          15 MXN            1/21/09        1,085            38             --
Mexican Nuevo Peso (MXN)        Buy        2,010 MXN            2/18/09      144,189            --          2,212
New Taiwan Dollar (TWD)         Sell       6,000 TWD             3/2/09      183,213            --          2,859
New Turkish Lira (TRY)          Sell       1,360 TRY    1/20/09-2/13/09      873,168            --         49,401
New Turkish Lira (TRY)          Buy          400 TRY            1/26/09      256,916         7,766             --
New Zealand Dollar (NZD)        Sell         305 NZD            1/27/09      178,535            --          2,603
New Zealand Dollar (NZD)        Buy        1,670 NZD            1/16/09      979,212            --        234,890
Norwegian Krone (NOK)           Sell       2,700 NOK             1/9/09      388,389            --          2,482
Norwegian Krone (NOK)           Buy        7,345 NOK     1/9/09-1/16/09    1,056,242        14,520        188,053
Peruvian New Sol (PEN)          Sell       2,191 PEN     1/7/09-2/26/09      695,374         9,431             --
Philippines Peso (PHP)          Buy       12,000 PHP            1/26/09      250,803        15,278             --
Polish Zloty (PLZ)              Sell       2,731 PLZ    1/9/09-12/31/09      917,855       125,623          4,067
Polish Zloty (PLZ)              Buy          890 PLZ     1/30/09-2/3/09      298,412            --          3,658
Russian Ruble (RUR)             Sell       4,480 RUR   9/18/09-11/18/09      127,453        15,023             --
Russian Ruble (RUR)             Buy        2,990 RUR    2/11/09-9/18/09       91,677         1,270          2,134
Singapore Dollar (SGD)          Sell         350 SGD            1/30/09      244,098            --         11,926
Singapore Dollar (SGD)          Buy          150 SGD             1/9/09      104,682         2,083             --
South African Rand (ZAR)        Sell       2,745 ZAR            1/20/09      290,205            --         34,542
South African Rand (ZAR)        Buy           77 ZAR           12/31/09        7,608            --          1,786
South Korean Won (KRW)          Sell     350,000 KRW            1/30/09      265,655            --         29,511
Swedish Krona (SEK)             Sell       5,810 SEK            1/16/09      741,984       124,886         10,275
Swiss Franc (CHF)               Sell       2,050 CHF      1/9/09-2/4/09    1,923,263            --        184,343
Swiss Franc (CHF)               Buy        2,509 CHF      1/9/09-2/3/09    2,353,462       217,204             --
Ukraine Hryvnia (UAH)           Sell         270 UAH            1/28/09       29,777         7,209             --
Ukraine Hryvnia (UAH)           Buy          270 UAH            1/28/09       29,777            --         22,036
                                                                                        ----------     ----------
Total unrealized appreciation and depreciation                                          $1,220,429     $1,383,171
                                                                                        ==========     ==========

Futures Contracts as of December 31, 2008 are as follows:

                                                                 NUMBER                                UNREALIZED
                                                                  OF       EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                                BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------                                --------   ---------   ----------   ----------   --------------
Canadian Bond, 10 yr.                                    Buy          13      3/20/09   $1,354,385      $ 81,300
DAX Index                                               Sell           2      3/20/09      337,617       (10,829)
Euro-Bundesobligation, 5 yr.                             Buy          15       3/6/09    2,434,658        22,800
Euro-Bundesobligation, 10 yr.                            Buy          23       3/6/09    4,010,373        22,757
Euro-Schatz                                             Sell           8       3/6/09    1,200,827        (5,083)
Japan (Government of) Mini Bonds, 10 yr.                Sell          26      3/10/09    4,005,181       (22,572)
OMXS30 Index                                            Sell          37      1/23/09      311,492         1,965
Standard & Poor's 500 E-Mini                             Buy           8      3/20/09      360,000         5,886
Standard & Poor's/Toronto Stock Exchange 60 Index        Buy           3      3/19/09      266,245        12,635
U.S. Treasury Bonds, 10 yr.                             Sell          10      3/20/09    1,257,500       (63,045)
U.S. Treasury Bonds, 20 yr.                              Buy           6      3/20/09      828,281        62,646
U.S. Treasury Bonds, 20 yr.                             Sell          21      3/31/09    2,500,148       (49,705)
U.S. Treasury Bonds, 20 yr.                              Buy           4      3/31/09      476,219         2,207
                                                                                                        --------
                                                                                                        $ 60,962
                                                                                                        ========

Written Options as of December 31, 2008 are as follows:

                     NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION   TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------   ----   ---------   --------   ----------   --------   --------
Euro (EUR)    Call      35,000    $1.392      1/7/09      $  538    $  (621)
Euro (EUR)    Put       35,000     1.392      1/7/09         538       (426)
Euro (EUR)    Call      35,000     1.411      1/6/09         573       (241)
Euro (EUR)    Put       35,000     1.411      1/6/09         573       (756)
                                                          ------    -------
                                                          $2,222    $(2,044)
                                                          ======    =======


                  10 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                         PAY/
                                                                 BUY/SELL    NOTIONAL  RECEIVE
SWAP                                                              CREDIT      AMOUNT    FIXED   TERMINATION
REFERENCE ENTITY        COUNTERPARTY                            PROTECTION    (000'S)    RATE       DATE       VALUE
----------------        -------------------------------------  ------------  --------  -------  -----------  ---------
Bolivarian Republic of
   Venezuela            UBS AG                                 Sell           $   50     6.05%     8/20/13   $ (24,175)
                                                                              ------                         ---------
                                                               Total              50                           (24,175)
                                                                              ------                         ---------
Cemex SAB de CV:
                        UBS AG                                 Buy                15     5.30     10/20/13         994
                        UBS AG                                 Buy                15     5.30     10/20/13         994
                                                                              ------                         ---------
                                                               Total              30                             1,988
                                                                              ------                         ---------
Development Bank of
   Kazakhstan JSC       Credit Suisse International            Sell               90     3.75      2/20/13     (17,715)
                                                                              ------                         ---------
                                                               Total              90                           (17,715)
                                                                              ------                         ---------
Federative Republic of
   Brazil:
                        Citibank NA, New York                  Sell               60     4.25     12/20/13       3,393
                        Deutsche Bank AG                       Sell               60     1.05      7/20/13      (4,226)
                        Deutsche Bank AG                       Sell               50     1.21      8/20/13      (3,274)
                        Goldman Sachs Bank USA                 Sell               50     1.06      7/20/13      (3,500)
                        Goldman Sachs Bank USA                 Sell               50     1.21      8/20/13      (3,274)
                        JPMorgan Chase Bank NA, NY Branch      Sell               25     1.21      8/20/13      (1,637)
                                                                              ------                         ---------
                                                               Total             295                           (12,518)
                                                                              ------                         ---------
HSBK Europe BV:
                        Credit Suisse International            Sell               20     4.95      3/20/13      (3,227)
                        Morgan Stanley Capital Services, Inc.  Sell               40     4.88      3/20/13      (6,537)
                        Morgan Stanley Capital Services, Inc.  Sell               40     4.78      3/20/13      (6,654)
                                                                              ------                         ---------
                                                               Total             100                           (16,418)
                                                                              ------                         ---------
Islamic Republic of
   Pakistan             Citibank NA, New York                  Sell               30     5.10      3/20/13     (12,994)
                                                                              ------                         ---------
                                                               Total              30                           (12,994)
                                                                              ------                         ---------
PEMEX Project Funding
   Master               Goldman Sachs Bank USA                 Buy                15     3.45     11/20/13        (241)
                                                                              ------                         ---------
                                                               Total              15                              (241)
                                                                              ------                         ---------
Republic of Colombia    Goldman Sachs Bank USA                 Sell               10     1.43      8/20/13        (577)
                                                                              ------                         ---------
                                                               Total              10                              (577)
                                                                              ------                         ---------
Republic of the
   Philippines          UBS AG                                 Sell              230     2.50      6/20/17     (21,019)
                                                                              ------                         ---------
                                                               Total             230                           (21,019)
                                                                              ------                         ---------
Republic of Turkey:
                        Citibank NA, New York                  Buy                60     5.25     12/20/13      (2,264)
                        Goldman Sachs Bank USA                 Buy               120     5.29     12/20/13      (4,723)
                        Morgan Stanley Capital Services, Inc.  Buy                50     2.67      9/20/13       2,880
                                                                              ------                         ---------
                                                               Total             230                            (4,107)
                                                                              ------                         ---------
                        Goldman Sachs Bank USA                 Sell               30     2.56      8/20/13      (1,764)
                        JPMorgan Chase Bank NA, NY Branch      Sell               30     2.56      8/20/13      (1,764)
                        JPMorgan Chase Bank NA, NY Branch      Sell               20     2.68      9/20/13      (1,144)
                        JPMorgan Chase Bank NA, NY Branch      Sell               20     2.64      8/20/13      (1,109)
                                                                              ------                         ---------
                                                               Total             100                            (5,781)
                                                                              ------                         ---------
Troy Capital SA for
   Yasar Holdings SA
                        Morgan Stanley Capital Services, Inc.  Sell               20     8.75      6/20/10      (3,402)
                        Morgan Stanley Capital Services, Inc.  Sell               20     8.50     10/20/09      (2,232)
                                                                              ------                         ---------
                                                               Total              40                            (5,634)
                                                                              ------                         ---------
Ukraine:
                        Citibank NA, New York                  Buy                60     6.65     10/20/13      32,004
                        Goldman Sachs Bank USA                 Buy                50     4.22      8/20/13      27,338
                        Merrill Lynch International            Buy                50     4.30      8/20/13      27,298
                        UBS AG                                 Buy                40     4.18      8/20/13      21,887
                                                                              ------                         ---------
                                                               Total             200                           108,527
                                                                              ------                         ---------
                        Goldman Sachs Bank USA                 Sell               70     3.95      8/20/13     (38,464)
                        UBS AG                                 Sell               70     3.95      8/20/13     (38,464)
                                                                              ------                         ---------
                                                               Total             140                           (76,928)
                                                                              ------                         ---------


                  11 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VTB Capital SA          Goldman Sachs Bank USA                 Buy                50     7.40      5/28/13       6,181
                                                                              ------                         ---------
                                                               Total              50                             6,181
                                                                              ------                         ---------
                                                               Grand Total
                                                                  Buys           525                           112,348
                                                               Grand Total
                                                                  Sells        1,085                          (193,759)
                                                                                                             ---------
                                                               Total Credit
                                                                  Default
                                                                  Swaps                                      $ (81,411)
                                                                                                             =========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

TYPE OF REFERENCE       TOTAL MAXIMUM POTENTIAL
ASSET ON WHICH THE     PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
FUND SOLD PROTECTION    PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*    RATING RANGE**
--------------------   ---------------------------   -------------------   ---------------
Sovereign Debt                  $  325,000                   $--           BBB-
Sovereign Debt                     760,000                    --           BB+ to CCC+
                                ----------                   ---
Total                           $1,085,000                   $--
                                ==========                   ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.

INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                       NOTIONAL
REFERENCE ENTITY                        AMOUNT                 PAID BY             RECEIVED BY     TERMINATION
SWAP COUNTERPARTY                       (000'S)                THE FUND              THE FUND          DATE        VALUE
-----------------                      --------         ----------------------   ---------------   -----------   --------
AUD BBR BBSW
Westpac Banking Corp.                       740   AUD   Six-Month AUD BBR
                                                        BBSW                               4.880%    12/3/18     $ 20,222
BZDI:
Banco Santander SA, Inc.                    480   BRR   BZDI                              14.900      1/2/12        8,392
Banco Santander SA, Inc.                    110   BRR   BZDI                              13.550      1/2/17        2,065
Goldman Sachs International                  40   BRR   BZDI                              14.100      1/2/17          684
J Aron & Co.                                110   BRR   BZDI                              14.160      1/2/17        2,854
J Aron & Co.                              2,800   BRR   BZDI                              12.770      1/4/10       10,490
J Aron & Co.                              1,700   BRR   BZDI                              13.000      1/2/15         (775)
J Aron & Co.                                110   BRR   BZDI                              13.670      1/2/17        2,065
J Aron & Co.                                210   BRR   BZDI                              13.100      1/2/17         (113)
J Aron & Co.                              2,000   BRR   BZDI                              11.460      1/2/12      (30,214)
J Aron & Co.                                100   BRR   BZDI                              14.300      1/2/17        3,033
JPMorgan Chase Bank NA                      200   BRR   BZDI                              13.900      1/2/17        4,123
Morgan Stanley                              190   BRR   BZDI                              14.950      1/2/17        7,297
Morgan Stanley                              190   BRR   BZDI                              15.000      1/2/17        7,343
Morgan Stanley                               90   BRR   BZDI                              14.880      1/2/17        2,730
Morgan Stanley                              500   BRR   BZDI                              13.900      1/2/17       10,307
Morgan Stanley                               90   BRR   BZDI                              14.860      1/2/17        2,730
Morgan Stanley Capital Services, Inc.        60   BRR   BZDI                              13.930      1/2/17        1,126


                  12 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

UBS AG                                      100   BRR   BZDI                              14.340     1/2/17         3,033
                                        -------                                                                  --------
Reference Entity Total                    9,080   BRR                                                              37,170
                                        -------                                                                  --------
CZK PRIBOR PRBO:
Citibank NA, New York                     4,000   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               3.560     9/27/10        4,412
Goldman Sachs Group, Inc. (The)           6,000   CZK   Six-Month CZK PRIBOR
                                                        PRBO                     2.76% times UDI     12/5/10        1,817
Goldman Sachs Group, Inc. (The)           2,100   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               3.760     10/6/18        5,241
JPMorgan Chase Bank NA                    6,000   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               2.750     12/5/10        1,778
JPMorgan Chase Bank NA                    3,000   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               3.560     9/12/10        3,342
JPMorgan Chase Bank NA                    5,000   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               3.300    10/17/10        4,580
JPMorgan Chase Bank NA                    4,200   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               3.470     9/18/10        4,250
Morgan Stanley                            2,100   CZK   Six-Month CZK PRIBOR
                                                        PRBO                               3.830     10/3/18        5,921
                                        -------                                                                  --------
Reference Entity Total                   32,400   CZK                                                              31,341
                                        -------                                                                  --------
HUF BUBOR Reuters:
Barclays Bank plc                        21,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.820     9/19/13         (531)
Barclays Bank plc                        13,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.180     10/8/18       (1,999)
Citibank NA                              12,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.200     10/8/18       (1,119)
Citibank NA                              12,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.180     10/3/18       (1,863)
JPMorgan Chase Bank NA                   11,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.880     8/12/13         (216)
JPMorgan Chase Bank NA                   13,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.200     10/6/18       (1,212)
JPMorgan Chase Bank NA                   10,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            7.890     9/12/13         (129)
JPMorgan Chase Bank NA                   35,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            8.600    12/17/10          977
JPMorgan Chase Bank NA                   22,000   HUF   Six-Month HUF BUBOR
                                                        Reuters                            8.480      6/6/13        7,045
                                        -------                                                                  --------
Reference Entity Total                  149,000   HUF                                                                 953
                                        -------                                                                  --------
ILS TELBOR01 Reuters:
Credit Suisse International                 110   ILS   Three-Month ILS
                                                        TELBOR01 Reuters                   4.650    12/22/18          430
Credit Suisse International                 120   ILS   Three-Month ILS
                                                        TELBOR01 Reuters                   4.940    12/15/18        1,042
UBS AG                                      250   ILS   Three-Month ILS
                                                        TELBOR01                           5.880     8/28/10        7,936
UBS AG                                      250   ILS   Three-Month ILS
                                                        TELBOR01                           5.850      9/4/18        7,749
UBS AG                                      290   ILS   Three-Month ILS
                                                        TELBOR01 Reuters                   5.036    12/12/18        2,563
                                        -------                                                                  --------
Reference Entity Total                    1,020   ILS                                                              19,720
                                        -------                                                                  --------
MXN TIIE BANXICO:

Banco Santander                           1,080   MXN   MXN TIIE BANXICO                   8.570      5/3/18        1,180
SA, Inc.
Banco Santander SA, Inc.                  1,300   MXN   MXN TIIE BANXICO                   8.540     9/27/13        1,849


                  13 | OPPENHEIMER SMA INTERNATIONAL BOND FUND ppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Banco Santander SA, Inc.                    500   MXN   MXN TIIE BANXICO                   8.645     5/17/18          731
Citibank NA                               3,000   MXN   MXN TIIE BANXICO                   8.920    11/24/11        5,967
Credit Suisse International                 500   MXN   MXN TIIE BANXICO                   8.560     9/27/13          728
Goldman Sachs Capital Markets LP          1,320   MXN   MXN TIIE                           8.140     1/10/18       (1,304)
Goldman Sachs Group, Inc. (The)             800   MXN   MXN TIIE BANXICO                   8.540     9/27/13        1,138
Goldman Sachs Group, Inc. (The)           2,900   MXN   MXN TIIE BANXICO                   9.350    11/18/11        7,897
Goldman Sachs Group, Inc. (The)           9,000   MXN   MXN TIIE BANXICO                  10.000    11/11/11       10,022
Goldman Sachs Group, Inc. (The)           3,700   MXN   MXN TIIE BANXICO                   9.270    11/21/11        9,591
Goldman Sachs Group, Inc. (The)           3,700   MXN   MXN TIIE BANXICO                   9.080    11/22/11        8,222
JPMorgan Chase Bank NA                      515   MXN   MXN TIIE BANXICO                   9.320      6/1/18        2,316
                                                        One-Month MXN TIIE
JPMorgan Chase Bank NA                    5,900   MXN   BANXICO                            9.580    10/23/18       38,072
JPMorgan Chase Bank NA                    9,000   MXN   MXN TIIE BANXICO                  10.000    11/11/11       10,022
JPMorgan Chase Bank NA                    3,000   MXN   MXN TIIE BANXICO                   8.920    11/24/11        5,967
Merrill Lynch Capital Services, Inc.        710   MXN   MXN TIIE BANXICO                   8.570     5/11/18          784
                                                        One-Month MXN TIIE
Morgan Stanley                            1,200   MXN   BANXICO                            9.070    11/26/18        4,287
                                        -------                                                                  --------
Reference Entity Total                   48,125   MXN                                                             107,469
                                        -------                                                                  --------
PLZ WIBOR WIBO:
Goldman Sachs Group, Inc. (The)             320   PLZ   Six-Month PLZ WIBOR
                                                        WIBO                               5.330     10/6/18        7,513
Goldman Sachs Group, Inc. (The)             300   PLZ   Six-Month PLZ WIBOR
                                                        WIBO                               5.320     10/3/18        7,021
Goldman Sachs International                 360   PLZ   Six-Month PLZ WIBOR
                                                        WIBO                               6.140     8/26/10        3,193
JPMorgan Chase Bank NA                      240   PLZ   Six-Month PLZ WIBOR
                                                        WIBO                               6.040      8/8/13        5,960
                                        -------                                                                  --------
Reference Entity Total                    1,220   PLZ                                                              23,687
                                        -------                                                                  --------
SEK STIBOR SIDE:
Barclays Bank plc                         1,180   SEK   3.135                    Three-Month SEK
                                                                                     STIBOR SIDE     12/9/18          428%
Barclays Bank plc                           900   SEK   3.220                    Three-Month SEK
                                                                                     STIBOR SIDE    12/22/18         (112)
Barclays Bank plc                         1,500   SEK   3.520                    Three-Month SEK
                                                                                     STIBOR SIDE    12/15/18       (5,789)
Deutsche Bank AG, London                    295   SEK   3.130                    Three-Month SEK
                        STIBOR SIDE    12/09/18          710
                                        -------                                                                  --------
Total where Fund pays a fixed rate        3,875   SEK                                                              (4,763)
                                        -------                                                                  --------
Deutsche Bank AG                          2,800   SEK   Three-Month SEK STIBOR
                                                        SIDE                               5.110     7/16/18       63,458
Goldman Sachs International               2,800   SEK   Three-Month SEK STIBOR
                                                        SIDE                               5.080     7/17/18       62,513
Goldman Sachs International               3,000   SEK   Three-Month SEK STIBOR
                                                        SIDE                               4.840     8/21/18       57,791
                                        -------                                                                  --------
Total where Fund pays a variable rate     8,600   SEK                                                             183,762
                                        -------                                                                  --------
Reference Entity Total                                                                                            178,999
                                                                                                                 --------

                  14 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

ZAR JIBAR SAFEX:
JPMorgan Chase Bank NA                    2,250   ZAR   8.930                    Three-Month ZAR
                                                                                     JIBAR SAFEX     11/3/18      (17,936)
UBS AG                                    2,250   ZAR   8.920                    Three-Month ZAR
                                                                                     JIBAR SAFEX     11/3/18      (17,954)
                                        -------                                                                  --------
Reference Entity Total                    4,500   ZAR                                                             (35,890)
                                                                                                                 --------
                                                                                      Total Interest Rate
                                                                                                    Swaps        $383,671
                                                                                                                 ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                 Australian Dollar
BRR                 Brazilian Real
CZK                 Czech Koruna
HUF                 Hungarian Forint
ILS                 Israeli Shekel
MXN                 Mexican Nuevo Peso
PLZ                 Polish Zloty
SEK                 Swedish Krona
ZAR                 South African Rand

Abbreviations/Definitions are as follows:

BANIXCO             Banco de Mexico
BBR BBSW            Bank Bill Swap Reference Rate (Australian financial market)
BUBOR Reuters       Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
JIBAR               South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRBO         Prague Interbank Offering Rate
SAFEX               South African Futures Exchange
STIBOR SIDE         Stockholm Interbank Offered Rate
TELBOR01 Reuters    Tel Aviv Interbank Offered Rate 1 Month
TIIE                Interbank Equilibrium Interest Rate
UDI                 Unidad de Inversion (Unit of Investment)
WIBOR WIBO          Poland Warsaw Interbank Offer Bid Rate

Total Return Swap Contracts as of December 31, 2008 are as follows:

                                 NOTIONAL                                                           UPFRONT
REFERENCE ENTITY                  AMOUNT     PAID BY            RECEIVED BY           TERMINATION   PAYMENT
SWAP COUNTERPARTY                 000'S)    THE FUND             THE FUND                 DATE      RECEIVED      VALUE
-----------------                --------   --------   ----------------------------   -----------   --------   ----------
Constant Maturity Option Price
                                                       The Constant Maturity Option
       Merrill Lynch             $    880    5.330%    Price divided by 10,000           8/13/17     $5,236    $(116,274)

SWAP SUMMARY AS OF DECEMBER 31, 2008 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                    SWAP TYPE FROM        NOTIONAL AMOUNT
SWAP COUNTERPARTY                                  FUND PERSPECTIVE           (000'S)              VALUE
-----------------                        ------------------------------   ---------------       ----------
Banco Santander SA, Inc.:
                                         Interest Rate                                590 BRR   $   10,457
                                         Interest Rate                              2,880 MXN        3,760
                                                                                                ----------
                                                                                                    14,217
                                                                                                ----------
Barclays Bank plc:
                                         Interest Rate                             34,000 HUF       (2,530)
                                         Interest Rate                              3,580 SEK       (5,473)
                                                                                                ----------
                                                                                                    (8,003)
                                                                                                ----------
Citibank NA:

                                         Interest Rate                             24,000 HUF       (2,982)
                                         Interest Rate                              3,000 MXN        5,967
                                                                                                ----------
                                                                                                     2,985
                                                                                                ----------
Citibank NA, New York:


                  15 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                         Credit Default Buy Protection                120           29,740
                                         Credit Default Sell Protection                90           (9,601)
                                         Interest Rate                              4,000 CZK        4,412
                                                                                                ----------
                                                                                                    24,551
                                                                                                ----------
Credit Suisse International:
                                         Credit Default Sell Protection               110          (20,942)
                                         Interest Rate                                230 ILS        1,472
                                         Interest Rate                                500 MXN          728
                                                                                                ----------
                                                                                                   (18,742)
                                                                                                ----------
Deutsche Bank AG:

                                         Credit Default Sell Protection               110           (7,500)
                                         Interest Rate                              2,800 SEK       63,458
                                                                                                ----------
                                                                                                    55,958
                                                                                                ----------
Deutsche Bank AG, London                 Interest Rate                                295 SEK          710
                                                                                                ----------
Goldman Sachs Bank USA:
                                         Credit Default Buy Protection                235           28,555
                                         Credit Default Sell Protection               210          (47,579)
                                                                                                ----------
                                                                                                   (19,024)
                                                                                                ----------
Goldman Sachs Capital Markets LP         Interest Rate                              1,320 MXN       (1,304)
                                                                                                ----------
Goldman Sachs Group, Inc. (The):
                                         Interest Rate                              8,100 CZK        7,058
                                         Interest Rate                             20,100 MXN       36,870
                                         Interest Rate                                620 PLZ       14,534
                                                                                                ----------
                                                                                                    58,462
                                                                                                ----------
Goldman Sachs International:
                                         Interest Rate                                 40 BRR          684
                                         Interest Rate                                360 PLZ        3,193
                                         Interest Rate                              5,800 SEK      120,304
                                                                                                ----------
                                                                                                   124,181
                                                                                                ----------
J Aron & Co.                             Interest Rate                              7,030 BRR      (12,660)
                                                                                                ----------
JPMorgan Chase Bank NA, NY Branch        Credit Default Sell Protection                95           (5,654)
                                                                                                ----------
JPMorgan Chase Bank NA:
                                         Interest Rate                                200 BRR        4,123
                                         Interest Rate                             18,200 CZK       13,950
                                         Interest Rate                             91,000 HUF        6,465
                                         Interest Rate                             18,415 MXN       56,377
                                         Interest Rate                                240 PLZ        5,960
                                         Interest Rate                              2,250 ZAR      (17,936)
                                                                                                ----------
                                                                                                    68,939
                                                                                                ----------
Merrill Lynch Capital Services, Inc.     Interest Rate                                710 MXN          784
                                                                                                ----------
Merrill Lynch International              Credit Default Buy Protection                 50           27,298
                                                                                                ----------
Merrill Lynch                            Total Return                                 880         (116,274)
                                                                                                ----------
Morgan Stanley:
                                         Interest Rate                              1,060 BRR       30,407
                                         Interest Rate                              2,100 CZK        5,921
                                         Interest Rate                              1,200 MXN        4,287
                                                                                                ----------
                                                                                                    40,615
                                                                                                ----------
Morgan Stanley Capital Services, Inc.:
                                         Credit Default Buy Protection                 50            2,880
                                         Credit Default Sell Protection               120          (18,825)
                                         Interest Rate                                 60 BRR        1,126
                                                                                                ----------
                                                                                                   (14,819)
                                                                                                ----------
UBS AG:
                                         Credit Default Buy Protection                 70           23,875


                  16 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008/UNAUDITED

                                         Credit Default Sell Protection         350                (83,658)
                                                          Interest Rate         100 BRR              3,033
                                                          Interest Rate         790 ILS             18,248
                                                          Interest Rate       2,250 ZAR            (17,954)
                                                                                                ----------
                                                                                                   (56,456)
                                                                                                ----------
Westpac Banking Corp.                                     Interest Rate         740 AUD             20,222
                                                                                                ----------
                                                                            Total Swaps         $  185,986
                                                                                                ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CZK   Czech Koruna
HUF   Hungarian Forint
ILS   Israeli Shekel
MXN   Mexican Nuevo Peso
PLZ   Polish Zloty
SEK   Swedish Krona
ZAR   South African Rand

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS      VALUE      PERCENT
-------------------   -----------   -------
United States         $12,529,851      26.0%
Japan                  10,680,122      22.2
Germany                 5,083,628      10.6
France                  2,808,538       5.8
United Kingdom          2,493,522       5.2
Turkey                  1,939,705       4.0
Brazil                  1,501,642       3.1
Colombia                1,253,308       2.6
Mexico                  1,243,823       2.6
Peru                    1,183,332       2.5
Russia                    779,677       1.6
Italy                     663,632       1.4
Canada                    492,246       1.0
Greece                    491,359       1.0
Egypt                     455,108       0.9
Philippines               431,325       0.9
Indonesia                 408,445       0.8
Nigeria                   403,778       0.8
Panama                    328,100       0.7
Israel                    291,407       0.6
Belgium                   246,172       0.5
Supranational             236,730       0.5
Poland                    218,805       0.5
Denmark                   210,775       0.4
Kazakhstan                192,075       0.4
Sweden                    187,254       0.4
Spain                     182,752       0.4
Ukraine                   174,988       0.4
Venezuela                 155,681       0.3
Hungary                   148,886       0.3
India                     144,481       0.3
Dominican Republic        126,712       0.3


                  17 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008/UNAUDITED

Uruguay                   125,550       0.3
The Netherlands           111,457       0.2
Australia                 106,747       0.2
Norway                     67,653       0.1
Argentina                  52,539       0.1
Zambia                     39,197       0.1
                      -----------     -----
Total                 $48,191,002     100.0%
                      ===========     =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the


                  18 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008/UNAUDITED

Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                       -------------------------------
Purchased securities                $6,889

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $47,922, representing 0.10% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the


                  19 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized


                  20 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended December 31, 2008 was as follows:

                                             CALL                        PUT
                                            OPTIONS                    OPTIONS
                                           ---------                  ---------
                              NUMBER OF    AMOUNT OF     NUMBER OF    AMOUNT OF
                              CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
                            ------------   ---------   ------------   ---------
Options outstanding as of
September 30, 2008            18,214,000   $  4,884      18,214,000   $  4,884
Options written              164,584,000     71,499     164,584,000     71,942
Options closed or expired    (63,686,000)   (40,452)   (119,042,000)   (35,041)
Options exercised           (119,042,000)   (34,820)    (63,686,000)   (40,674)
                            ------------   --------    ------------   --------
Options outstanding as of
December 31, 2008                 70,000   $  1,111          70,000   $  1,111
                            ============   ========    ============   ========

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of


                  21 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.


                   22 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers.Written swaptions are reported on a schedule following the Statement of Investments.Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $91,787 at December 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of December 31, 2008, the Fund had unfunded purchase commitments as follows:

                                                        COMMITMENT
                                                       TERMINATION    UNFUNDED
                                                           DATE        AMOUNT
                                                       ------------   ---------
Deutsche Bank AG, Optic Reforma I Credit Linked Nts.    10/23/13       $91,787

RECENT ACCOUNTING PRONOUNCEMENT


                  23 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $49,244,343
Federal tax cost of other investments        52,289
                                        -----------
Total federal tax cost                  $49,296,632
                                        ===========
Gross unrealized appreciation           $ 3,308,843
Gross unrealized depreciation            (4,115,058)
                                        -----------
Net unrealized depreciation             $  (806,215)
                                        ===========


                  24 | OPPENHEIMER SMA INTERNATIONAL BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA International Bond Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009